Pro Forma Balance Sheet	Sep. 30, 2020 USD ($)
Red Cat
Current Assets
Cash and equivalents	$ 446,912
Accounts receivable
Inventory	168,181
Goodwill	2,466,073
Other
Total Current Assets	3,081,166
Other	23,853
TOTAL ASSETS	3,105,019
Current Liabilities
Accounts payable	295,300
Accrued Expenses	163,661
Customer deposits	77,053
Total Current Liabilities	536,014
Notes Payable	1,533,467
Stockholders' Equity
Preferred Stock	38,903
Common stock	20,011
Additional paid-in capital	4,246,412
Accumulated deficit	(3,269,788)
Total Stockholders' Equity	1,035,538
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	3,105,019
Fat Shark
Current Assets
Cash and equivalents	237,560
Accounts receivable	185,656
Inventory	276,297
Goodwill
Other	416,863
Total Current Assets	1,116,376
Other	105,000
TOTAL ASSETS	1,221,376
Current Liabilities
Accounts payable	258,514
Accrued Expenses	48,478
Customer deposits	40,249
Total Current Liabilities	347,241
Notes Payable	936,271
Stockholders' Equity
Preferred Stock	35,000
Common stock	0
Additional paid-in capital	1,200
Accumulated deficit	(98,336)
Total Stockholders' Equity	(62,136)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	1,221,376
Adjustments
Current Assets
Cash and equivalents
Accounts receivable
Inventory
Goodwill	7,226,941
Other
Total Current Assets	7,226,941
Other
TOTAL ASSETS	7,226,941
Current Liabilities
Accounts payable
Accrued Expenses
Customer deposits
Total Current Liabilities
Notes Payable	563,729
Stockholders' Equity
Preferred Stock	(35,000)
Common stock	5,227
Additional paid-in capital	6,848,399
Accumulated deficit	(155,414)
Total Stockholders' Equity	6,663,212
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	7,226,941
Pro-Forma
Current Assets
Cash and equivalents	684,472
Accounts receivable	185,656
Inventory	444,478
Goodwill	9,693,014
Other	416,863
Total Current Assets	11,424,483
Other	128,853
TOTAL ASSETS	11,553,336
Current Liabilities
Accounts payable	553,814
Accrued Expenses	212,139
Customer deposits	117,302
Total Current Liabilities	883,255
Notes Payable	3,033,467
Stockholders' Equity
Preferred Stock	38,903
Common stock	25,238
Additional paid-in capital	11,096,011
Accumulated deficit	(3,523,538)
Total Stockholders' Equity	7,636,614
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 11,553,336